Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2023
Entity Registrant Name	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
Entity Central Index Key	0000890064
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 09, 2024
Document Effective Date	May 01, 2024
Prospectus Date	May 01, 2024